Forward Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Short-term loan		$ 55,193
Collateral for a short-term debt in the form of restricted cash		55,469
Dividends declared, month and year		2010-11	2012-11
Gain/loss from forward contract	$ (690)	$ 404